Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax expense

	2022	2021
Current income tax expense
Expense for the year	$99.8	$86.0
Adjustments in respect of prior years	(4.1)	1.0
Current income tax expense	$95.7	$87.0
Deferred income tax expense
Origination and reversal of temporary differences	$34.9	$54.5
Impact of changes in tax rates	1.2	(1.1)
Change in unrecognized deductible temporary differences	—	(12.9)
Adjustments in respect of prior years	1.6	(2.4)
Other	(0.3)	(1.0)
Deferred income tax expense	37.4	37.1
Income tax expense	$133.1	$124.1

Reconciliation of the provision for income taxes

	2022	2021
Net income before income taxes	$833.7	$857.8
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$220.9	$227.3
Reconciling items
Change in unrecognized deductible temporary differences	$—	$(12.9)
Income not taxable	(2.6)	(6.7)
Differences in foreign statutory tax rates	(85.1)	(83.6)
Differences due to changing future tax rates	1.2	(1.1)
Foreign withholding taxes	0.9	2.9
Adjustments in respect of prior years	(2.5)	(1.4)
Other	0.3	(0.4)
Income tax expense	$133.1	$124.1

Schedule of income tax recovery (expense) recognized in other comprehensive income (loss)

	2022			2021
	Loss		Loss	Income		Income
	before	Tax	after	before	Tax	after
	tax	recovery	tax	tax	expense	tax
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(42.3)	$5.6	$(36.7)	$26.1	$(3.5)	$22.6
Currency translation adjustment	(92.0)	—	(92.0)	(4.0)	—	(4.0)
Other comprehensive (loss) income	$(134.3)	$5.6	$(128.7)	$22.1	$(3.5)	$18.6
Income tax recovery (expense) in other comprehensive income		$5.6			$(3.5)

Schedule of components of deferred income tax assets and liabilities

	2022	2021
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$34.1	$44.0
Non-capital loss carry-forwards	6.6	6.2
Other	(0.8)	(0.8)
	$39.9	$49.4

Deferred income tax liabilities
Taxable temporary differences relating to
Share issue and debt issue costs	$(0.3)	$(0.6)
Royalty, stream and working interests	156.4	133.1
Non-capital loss carry-forwards	(2.6)	(3.6)
Investments	7.5	13.7
Other	(8.0)	(7.2)
	$153.0	$135.4
Deferred income tax liabilities, net	$113.1	$86.0

Schedule of movement in net deferred tax liabilities

	2022	2021
Balance, beginning of year	$86.0	$46.4
Recognized in net income	37.4	37.1
Recognized in other comprehensive income	(5.6)	3.5
Recognized in equity	—	(0.4)
Other	(4.7)	(0.6)
Balance, end of year	$113.1	$86.0

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$26.7	2030-2038
Chile	Non-Capital Losses	8.0	No expiry
		$34.7